Revenue from contracts with customers - Summary of the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 50,692	€ 20,418	€ 86,291	€ 44,249	€ 25,822
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,257	5,085	22,930	14,162	7,160
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,435	15,333	63,361	30,087	18,662
Charging Sessions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,994	11,006	26,108	14,879	9,515
Service Revenue From The Sale Of Charging Equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,442	4,326	37,253	15,207	9,147
Service Revenue From Installation Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,964	3,693	19,516	12,313	6,880
Service Revenue From Operation And Maintenance of Charging Equipment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,822	1,393	€ 3,414	€ 1,850	€ 280
Consulting Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 470	€ 0